Note 1 - Business and Organization (Details Textual)	2 Months Ended	12 Months Ended
	Mar. 04, 2026 USD ($)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 USD ($)	Sep. 30, 2017
Revenue from Contract with Customer, Including Assessed Tax		$ 7,765,000	$ 17,779,000
Net Income (Loss), Including Portion Attributable to Noncontrolling Interest		(15,189,000)	(4,347,000)
Cash Provided by (Used in) Operating Activity, Discontinued Operation		(8,297,000)
Working Capital (Deficit)		51,000
Assets, Current		5,114,000	7,137,000
Cash and Cash Equivalent		3,883,000	3,548,000
Long-Term Debt		2,079,000
Stock Issued During Period, Value, New Issues		2,027,000	594,000
Proceeds from Issuance of Common Stock		$ 2,027,000	594,000
Number of Wholly-Owned Subsidiaries		5
BioLargo Energy Technologies, Inc (BETI) [Member]
Subsidiary, Ownership Percentage, Parent		95.00%
Clyra Medical Technologies [Member]
Subsidiary, Ownership Percentage, Parent		48.00%
BioLargo Engineering, Science & Technologies, LLC [Member]
Subsidiary, Ownership Percentage, Parent		70.00%		100.00%
Clyra Medical [Member]
Proceeds from Issuance or Sale of Equity		$ 445,000
Subsequent Event [Member] | Unsecured Debt [Member] | Clyra Medical [Member]
Proceeds from Issuance of Debt	$ 1,705,000
Debt Instrument, Term (Year)	3 years
Lincoln Park Capital Fund, LLC [Member]
Stock Issued During Period, Value, New Issues		2,122,000
Proceeds from Issuance of Common Stock		2,122,000	260,000
Lincoln Park Capital Fund, LLC [Member] | Subsequent Event [Member]
Proceeds from Issuance of Common Stock	$ 170,704
Accredited Investors [Member]
Proceeds from Issuance or Sale of Equity		215,000
Proceeds from Issuance of Common Stock		155,000	334,000
Clyra Medical [Member] | Common Stock [Member]
Proceeds from Issuance or Sale of Equity		2,339,000
Clyra Medical [Member] | Series B Preferred Stock [Member]
Proceeds from Issuance or Sale of Equity		2,145,000
BioLargo Energy Technologies, Inc (BETI) [Member] | Common Stock [Member]
Proceeds from Issuance or Sale of Equity		425,000
Partially Owned Subsidiary [Member]
Long-Term Debt		1,814,000
Long-Term Debt, Current Maturities		1,395,000	486,000
BioLargo Energy Technologies, Inc (BETI) [Member]
Proceeds from Issuance of Common Stock		$ 425,000	$ 50,000
BioLargo Energy Technologies, Inc (BETI) [Member] | Subsequent Event [Member]
Proceeds from Issuance or Sale of Equity	$ 462,000